Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Schedule of material related party transactions

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Purchase of goods	6,310,308	6,663,431	3,688,492